INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION

PRC

Sichuan Wetouch and Sichuan Vtouch files income tax returns in the PRC. Effective from January 1, 2008, the PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law which was passed by the National People’s Congress on March 16, 2007.

Under PRC CIT Law, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis by local government as preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. Pursuant to an approval from the local tax authority in October 2017, Sichuan Wetouch became a qualified enterprise located in the western region of the PRC, entitled it to a preferential income tax rate of 15% from October 11, 2017 to October 11, 2020.

On October 21, 2020, Sichuan Wetouch was granted on a case-by-case basis by Sichuan Provincial government as preferential tax treatment High and New Technology Enterprises (“HNTEs”), entitled to a reduced income tax rate of 15% beginning October 21, 2020 until October 20, 2023.

On March 30, 2023 an independent third party acquired all shares of Sichuan Wetouch.

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Sichuan Vtouch is entitled to 25% of income tax rate.

The effective income tax rates for the nine-month periods ended September 30, 2023 and 2022 were 28.5% and 27.9%, respectively.

The estimated effective income tax rate for the year ended December 31, 2023 would be similar to actual effective tax rate of the nine-month periods ended September 30, 2023.

The components of the income tax provision are as follows:

	For the Years Ended December 31,
	2022	2021
Current tax provision
PRC	$3,352,802	$4,409,589
	$3,352,802	$4,409,589
Deferred tax provision
BVI	-	-
Hong Kong	-	-
China	-	-
	-	-
Income tax provision	$3,352,802	$4,409,589

SCHEDULE OF INCOME TAX RATE

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2022 and 2021:

	For the Years Ended December 31,
	2022	2021
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	0.0%	(1.0)%
Tax rate differential on entities not subject to PRC income	(0.5)%	(0.6)%
R&D additional deduction	(1.0)%	(0.5)%
Non-deductible expenses in the PRC	4.2%	(2.7)%

Effective tax rate	27.7%	20.2%